Long term Liabilities to Banks and Others	12 Months Ended
Dec. 31, 2020
Disclosure of other liabilities [text block] [Abstract]
Long term Liabilities to Banks and Others

Note 13:- Long term Liabilities to Banks and Others

a.	Long term liabilities to banks and others are comprised of the following as of the below dates:

Interest rate	Currency	Long-term liabilities	Current maturities	Long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
%		December 31, 2020			December 31, 2019
1.8-5.5	NIS (Unlinked)	255,972	75,856	$180,116	$161,043
Libor +2.2	NIS Linked to USD	1,000	800	200	1,019
		256,972	76,656	$180,316	$162,062

b.	Maturity dates:

	December 31,
	2020	2019
First year (current maturities)	$76,656	$64,864
Second year	69,500	50,460
Third year	60,310	47,733
Fourth year	38,162	38,784
Fifth year and thereafter	12,344	25,085
	$256,972	$226,926

c.	Details of liens, guarantees and credit facilities are described in Note 20.